Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Disclosure of share-based payment arrangements [Abstract]
Share-Based Compensation	SHARE-BASED COMPENSATION
(a)    Share options of the Company
Equity Award Plan
The 2009 Equity Award Plan and 2019 Equity Award Plan (collectively, the “Equity Award Plan”) gives the Company a competitive edge in attracting, retaining and motivating employees, directors and consultants and to provide the Company with an equity award plan providing incentives directly related to increases in its shareholder value. Subject to certain criteria as defined in the Equity Award Plan, the Company's subsidiaries' or affiliates' employees, directors or officers and its consultants are eligible for awards under the Equity Award Plan.
The 2009 Equity Award Plan had a term of ten years, which expired on November 30, 2019, no further awards may be granted after the expiration of the term. All existing awards previously granted under the 2009 Equity Award Plan, but which are unexercised or unvested, will remain valid and (where applicable) exercisable in accordance with their respective terms of grant despite the expiry of the 2009 Equity Award Plan. The 2019 Equity Award Plan was approved by Shareholders on May 24, 2019, and took effect on December 1,2019, with materially the same terms of the 2009 Equity Award Plan. As at December 31, 2022, there were 805,319,139 Shares available for grant under the 2019 Equity Award Plan. The Company’s Remuneration Committee might, from time to time, grant awards of share options, share appreciation rights, restricted shares, restricted share units, share bonuses (“Share-based Awards”), performance compensation awards or any combination of the foregoing pursuant to the 2019 Equity Award Plan.
Share options under the Equity Award Plan were granted with an exercise price not less than the highest of (i) the official closing price of the Shares as stated in the daily quotation sheet of the Stock Exchange on the date of grant, which must be a business day, (ii) the average of the official closing price of the Shares as stated in the daily quotation sheets of the Stock Exchange for the five business days immediately preceding the date of grant and (iii) the nominal value of a Share. The outstanding share options generally vest over four years and have ten-year contractual terms. Compensation cost for all share option grants, which generally have graded vesting, is net of estimated forfeitures and is recognized on an accelerated attribution approach over the awards’ respective requisite service periods.
The Company estimates the fair value of share options using the Black-Scholes option-pricing model. Expected volatilities are based on the Company’s historical volatility for a period equal to the expected life of the share options. The expected option life is based on the contractual term of the option as well as historical exercise and forfeiture behavior. The risk-free interest rate for periods equal to the expected term of the share option is based on the Hong Kong Government Bond rate in effect at the time of the grant for share options granted. The expected dividend yield is based on the estimate of annual dividends expected to be paid at the time of the grant. The Group has no legal or constructive obligation to repurchase or settle the options in cash.
A summary of the share option activity for the Equity Award Plan is presented below:

	Year ended December 31,
	2022		2021		2020
	Number of options ’000	Weighted average exercise price US$	Number of options ’000	Weighted average exercise price US$	Number of options ’000	Weighted average exercise price US$
Outstanding at January 1	48,180	$5.01	54,418	$4.96	64,874	$4.99
Granted	3,300	2.28	—	—	—	—
Exercised	—	—	(3,070)	3.91	(1,766)	3.41
Forfeited	(3,079)	4.69	(3,168)	5.32	(8,690)	5.51
Outstanding at December 31	48,401	$4.84	48,180	$5.01	54,418	$4.96
Exercisable at December 31	41,688	$5.02	37,620	$4.94	32,903	$4.85

There was no exercise of share options during the year ended December 31, 2022. The weighted average share price at the date of exercise for share options exercised during the years ended December 31, 2021 and 2020 were US$4.86 and US$4.41, respectively.
The range of exercise prices and the weighted average remaining contractual life of the above share options outstanding as at the dates indicated are as follows:

	December 31,
	2022		2021		2020
Range of exercise prices	Number of options outstanding	Weighted average remaining contractual life	Number of options outstanding	Weighted average remaining contractual life	Number of options outstanding	Weighted average remaining contractual life
US$	’000	(years)	’000	(years)	’000	(years)
2.01 - 3.00	3,300	9.62	—	—	76	0.85
3.01 - 4.00	7,728	3.00	8,392	3.87	9,783	4.85
4.01 - 5.00	10,122	4.53	11,066	5.38	13,394	6.34
5.01 - 6.00	22,962	5.67	24,433	6.67	26,587	7.68
6.01 - 7.00	1,758	3.13	1,758	4.13	1,851	5.24
7.01 - 8.00	1,288	1.27	1,288	2.27	1,288	3.27
8.01 - 9.00	1,243	1.21	1,243	2.21	1,439	3.21
	48,401	4.95	48,180	5.56	54,418	6.53

Fair value estimates of the share options under the 2019 Equity Award Plan
The fair value of each option grant was estimated on the grant date using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year ended December 31,
	2022	2021	2020
Expected volatility	43.7%	—	—
Expected life (years)	7.2	—	—
Risk-free annual interest rate	2.7%	—	—
Expected dividends	—	—	—
Weighted average share price at the date of grant (US$)	$2.28	$—	$—
Weighted average exercise price (US$)	$2.28	$—	$—
Weighted average fair value of each share option granted by the Company (US$)	$1.13	$—	$—
(b)    Restricted share units of the Company
Under the 2009 Equity Award Plan and the 2019 Equity Award Plan, the Company granted certain restricted share units (under which no new Shares will be issued) to eligible participants. Such restricted share units will vest over three to four years. Grantees are entitled to a future cash payment from our Group that is equivalent to the fair value of the vested restricted share units and any accumulated dividends in cash upon vesting.
A summary of the restricted share units under the 2009 Equity Award Plan and the 2019 Equity Award Plan is presented below:

	Year ended December 31,
	2022		2021		2020
	Number of restricted share units ’000	Weighted average grant date fair value US$	Number of restricted share units ’000	Weighted average grant date fair value US$	Number of restricted share units ’000	Weighted average grant date fair value US$
Unvested at January 1	15,322	$3.40	3,363	$4.44	1,407	$4.99
Granted	9,393	2.32	13,040	3.22	2,337	4.11
Vested	(2,344)	4.74	(961)	4.46	(244)	4.09
Forfeited	(969)	3.00	(120)	4.53	(137)	4.97
Unvested at December 31	21,402	$2.80	15,322	$3.40	3,363	$4.44

The fair value of each restricted share unit on its grant date is the closing price of the Shares on its grant date. The fair value of each restricted share unit is re-measured at the end of each reporting period until its vesting date. Upon vesting of each restricted share unit, the Group will pay the grantees an amount in cash calculated based on the official closing price of the Shares as stated in the daily quotation sheet of the Stock Exchange on the vesting date or the higher of (i) the official closing price of the Shares as stated in the daily quotation sheet of the Stock Exchange on the vesting date, and (ii) the average official closing price of the Shares as stated in the daily quotation sheet of the Stock Exchange for the five trading days immediately preceding the vesting date, in addition to any accumulated cash and dividends equivalents paid by the Company in respect of one Share. If the vesting date falls within a black out period or is not a trading day, the first trading day immediately following the scheduled vesting date that is also not a black out date shall be considered as the vesting date. Compensation cost for all restricted share units, which all have graded vesting, is recognized on an accelerated attribution approach over the restricted share units’ respective requisite service periods. As at December 31, 2022 and 2021, the accrued liabilities associated with these cash-settled restricted share units were US$34 million and US$8 million, respectively. For the year ended December 31, 2022, the loss on re-measurement of the liability was US$5 million. For the year ended December 31, 2021 and 2020, the gain on re-measurement of the liability was US$8 million and less than US$1 million, respectively.
(c)    Share options of LVS
The Group participates in the equity-settled share-based compensation plan of LVS which provides for the granting of share options to purchase LVS common stock (the “LVS Equity Plan”). LVS’ compensation committee may grant awards of non-qualified share options, incentive (qualified) share options, share appreciation rights, restricted share awards, restricted share units, share bonus awards, performance compensation awards or any combination of the foregoing. Share option awards are granted with an exercise price equal to the fair market value (as defined in the LVS Equity Plan) of LVS’ share on the date of grant. The outstanding share options generally vest over three to four years and have ten-year contractual terms. Compensation cost for all share option grants, which generally have graded vesting, is recognized on an accelerated attribution approach over the awards’ respective requisite service periods. LVS estimates the fair value of share options using the Black-Scholes option-pricing model. Expected volatilities are based on LVS’ historical volatility for a period equal to the expected life of the share options. The expected option life is based on the contractual term of the option as well as historical exercise and forfeiture behavior. The risk-free interest rate for periods equal to the expected term of the share option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected dividend yield is based on the estimate of annual dividends expected to be paid at the time of the grant.
During the year ended December 31, 2022, 375,000 share options were granted at a weighted average exercise price of US$38.84, no share options were exercised nor expired. As at December 31, 2022, there were 507,525 share options outstanding with a weighted average exercise price of US$45.81, and 121,269 share options were exercisable at a weighted average exercise price of US$65.10.
During the year ended December 31, 2021, no share options were granted, exercised nor expired. As at December 31, 2021, there were 132,525 share options outstanding with a weighted average exercise price of US$65.53, and 96,165 share options were exercisable at a weighted average exercise price of US$65.68.
During the year ended December 31, 2020, 33,768 share options were granted at a weighted average exercise price of US$70.06, no share options were exercised nor expired. As at December 31, 2020, there were 132,525 share options outstanding with a weighted average exercise price of US$65.53, and 63,233 share options were exercisable at a weighted average exercise price of US$65.34.
The expenses allocated to the Group in relation to the LVS’ share options during the years ended December 31, 2022, 2021 and 2020 were US$0.6 million, US$0.1 million and US$0.3 million, respectively.
(d) Restricted share units of LVS
The grant date fair value of the restricted share units is the share price of the ordinary shares of LVS at the respective grant date. The number of unvested restricted share units represents the number of ordinary shares of LVS to be given to the employees upon vesting. The restricted share units vest over 3 years.
During the year ended December 31, 2022, no restricted share units were granted, 18,793 restricted share units were vested and no restricted share units were forfeited. As at December 31, 2022, there were 38,153 unvested restricted share units with a weighted average grant date fair value of US$41.27.
During the year ended December 31, 2021, 56,946 restricted share units were granted at a weighted average grant date fair value of US$41.27, no restricted share units were vested and no restricted share units were forfeited. As at December 31, 2021, there were 56,946 unvested restricted share units with a weighted average grant date fair value of US$41.27.
There were no restricted share units granted and unvested during the year ended December 31, 2020.
The expenses allocated to the Group in relation to the LVS’ restricted share units were US$1.2 million, US$0.4 million and nil during the years ended December 2022, 2021 and 2020, respectively.